Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	CHOU AMERICA MUTUAL FUNDS
Central Index Key	0001486174
Amendment Flag	false
Document Creation Date	Apr. 27, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017